Investment Property - Summary of Changes in Investment Property (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 7,539,005	$ 7,421,940
Depreciation expense	(7,701)	(19,812)
Reversals of value impairment loss recognized in the income statement	738,739	136,877
Owner-occupied real property transfers	(921,781)
Ending balance	7,348,262	7,539,005
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	9,189,377	9,189,377
Owner-occupied real property transfers	(1,479,063)
Ending balance	7,710,314	9,189,377
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(1,650,372)	(1,767,437)
Depreciation expense	(7,701)	(19,812)
Reversals of value impairment loss recognized in the income statement	738,739	136,877
Owner-occupied real property transfers	557,282
Ending balance	$ (362,052)	$ (1,650,372)